Revenue	12 Months Ended
Sep. 30, 2021
Revenue
Revenue

2.    Revenue

			Nine months
	Year ended 30	Year ended 30	ended 30
	September	September	September
	2021	2020	2019
	$	$	$

Quantum Cloud – provision of services	47,910	—	—

All revenue was earnt within the United Kingdom to a total of 1 customer and is recognised over time.